LEASES (Schedule of Maturities of Lease Liabilities) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Operating Lease Liabilities, Payments Due [Abstract]
2020	$ 23,118
2021	20,003
2022	18,926
2023	11,951
2024	9,866
Thereafter	81,472
Total lease payments	165,336
Less imputed interest	(40,327)
Total	$ 125,009